Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of the notional amount, fixed interest rate payable and duration of the interest rate swaps
Below is a summary of the notional amount, fixed interest rate payable and duration of the outstanding principal as at December 31, 2017.

Outstanding principal	Receive rate	Pay rate	Length of contract
(in US$ Millions)
144.5	3 month LIBOR	1.77%	Dec 2013 - Dec 2018
4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018

The carrying value and estimated fair value of the Company’s financial instruments
The carrying value and estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis at December 31, 2017 and December 31, 2016 are as follows:

	December 31, 2017		December 31, 2016
(In millions of U.S. dollars)	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	29.5	29.5	68.7	68.7
Restricted cash	4.2	4.2	5.2	5.2

Financial instruments that are measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

(In millions of U.S. dollars)		December 31, 2016

		Fair value	Carrying value
Assets
Interest rate swap - non-current assets	Level 2	1.4	1.4
Liabilities
Interest rate swaps - current liabilities	Level 2	10.9	10.9
Interest rate swaps qualified for hedge accounting - non-current liabilities	Level 2	1.1	1.1
Cross Currency swap - current liabilities	Level 2	59.8	59.8

Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues
Revenues from the following customers accounted for more than 10% of the Company’s consolidated revenues:

Contract revenue split by client:	Year ended December 31,
	2017	2016	2015
Statoil	32%	40%	44%
Conoco Phillips	49%	25%	18%
ExxonMobil	—%	25%	25%
Total	8%	10%	13%
Nexen	11%	—%	—%
Total	100%	100%	100%